Note 4 - Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]

3. Acquisitions/Dispositions

MicroFluidic Systems Acquisition

On May 23, 2011, the Company acquired all of the outstanding capital stock of MFS in a transaction accounted for using the purchase method of accounting (the “Acquisition”).  Since MFS’s inception, its key personnel have had an important role in developing technologies to automate the process of biological pathogen detection.

As consideration for the consummation of the Acquisition, the Company paid $250,000 to fund certain accounts payable of MFS (of which approximately $24,000 was paid to selling shareholders) and issued 95,000 shares of common stock of the Company (the “Stock Consideration”). The Company issued a total of 38,857 shares of common stock in 2011 to its advisors for brokerage services rendered in conjunction with the Acquisition. The Company incurred a charge in 2011 of approximately $550,000 related to the direct costs of the Acquisition, consisting of the $365,000 value of the shares of common stock issued to its advisors and $185,000 of cash costs. The Company issued an additional 18,406 shares of common stock to the advisors during the first quarter of 2012, pursuant to which a charge of approximately $69,000 was recorded.

In connection with the Acquisition, the Company is also required to make certain earn-out payments, up to a maximum of $4,000,000 payable in shares of the Company’s common stock, upon certain conditions over 2013 and 2014 (the “Earn-Out Payment”). There was also opportunity for the MFS sellers to achieve Earn-Out Payments in 2011 and 2012.  Targets were not met in either of these two years.  The earn-out for years 2013-2014 is based on MFS achieving certain earnings targets for the respective year, subject to a maximum Earn-Out Payment of $2,000,000 per year and an overall cumulative maximum Earn-Out Payment of $4,000,000.  Additionally, approximately two-thirds of the earn-out is capped at $8.00 per share.  Further, the Company is prohibited from making any Earn-Out Payment until stockholder approval is obtained if the aggregate number of shares to be issued exceeds 19.99% of the Company’s common stock outstanding immediately prior to the closing. In the event the Company is unable to obtain any required stockholder approval, the Company is obligated to pay the applicable Earn-Out Payment in cash to the sellers. In addition, the Company may pay any Earn-Out Payment in cash at its option.

The estimated purchase price of the Acquisition totaled approximately $1,653,000, comprised of (i) $24,000 in cash, (ii) Stock Consideration of $879,000 based on a stock price of $9.25 per share, and (iii) contingent consideration of approximately $750,000. The fair value of the contingent consideration was estimated based upon the present value of the probability-weighted expected future payouts under the earn-out arrangement. On October 31, 2011, the Company entered into an agreement with two of the selling MFS shareholders pursuant to which the two individuals waived their right to any earn-out compensation for 2011 in settlement of the closing working capital adjustment provisions of the purchase agreement.

Sale of Subsidiary to Related Party

On January 11, 2012, VeriTeQ Acquisition Corporation (“VeriTeQ Acquisition”), which is controlled by Scott R. Silverman, our former Chairman and Chief Executive Officer, purchased all of the outstanding capital stock of PositiveID Animal Health (“Animal Health”) in exchange for a secured promissory note in the amount of $200,000 (the “Note”) and 4 million shares of common stock of VeriTeQ Acquisition representing a 10% ownership interest, to which no value was ascribed. Our chief executive officer, William J. Caragol, served on the Board of Directors of VeriTeQ until July 8, 2013. The Note accrues interest at 5% per annum. Payments under the Note were to begin on January 11, 2013 and are due and payable monthly, and the Note matures on January 11, 2015. The Note was secured by substantially all of the assets of Animal Health pursuant to a Security Agreement dated January 11, 2012 (the “VeriTeQ Security Agreement”). On July 8, 2013 VeriTeQ Acquisition Corporation merged with Digital Angel Corporation. The name of the merged company is now VerTeQ Corporation “VeriTeQ”. The Company has not recorded the Note or any accrued interest in its consolidated balance sheet as of September 30, 2013, and currently plans to recognize the $200,000 gain represented by the Note as the Note is collected. As of September 30, 2013, VeriTeQ had not yet made payment on the Note.

In connection with the sale, the Company entered into a license agreement with VeriTeQ (the “Original License Agreement”) which grants VeriTeQ a non-exclusive, perpetual, non-transferable, license to utilize the Company’s bio-sensor implantable radio frequency identification (RFID) device that is protected under United States Patent No. 7,125,382, “Embedded Bio Sensor System” (the “Patent”) for the purpose of designing and constructing, using, selling and offering to sell products or services related to the VeriChip business, but excluding the GlucoChip or any product or application involving blood glucose detection or diabetes management.  Pursuant to the Original License Agreement, the Company was to receive royalties in the amount of 10% on all gross revenues arising out of or relating to VeriTeQ’s sale of products, whether by license or otherwise, specifically relating to the Patent, and a royalty of 20% on gross revenues that are generated under the Development and Supply Agreement between the Company and Medical Components, Inc. (“Medcomp”) dated April 2, 2009. The total cumulative royalty payments under the agreement with Medcomp will not exceed $600,000.

The Company also entered into a shared services agreement with VeriTeQ on January 11, 2012 (the “SSA”), pursuant to which the Company agreed to provide certain services, including administrative, rent, accounting, business development and marketing, to VeriTeQ in exchange for $30,000 per month. The SSA has also included working capital advances from time to time. The term of the Shared Services Agreement commenced on January 23, 2012. The first payment for such services was not payable until VeriTeQ receives gross proceeds of a financing of at least $500,000. The balance due from VeriTeQ under the SSA, including certain expenses paid by the Company on behalf of VeriTeQ, totaled approximately $160,000 as of May 31, 2012, which was not recorded in the Company’s balance sheet and was to be recorded on a cash basis as collected. On June 25, 2012, the level of resources provided under the SSA was reduced and the agreement was amended, pursuant to which all amounts owed to the Company under the SSA as of May 31, 2012 were converted into 2,285,779 shares of common stock of VeriTeQ, to which no value was ascribed. In addition, effective June 1, 2012, the monthly charge for the shared services under the SSA was reduced from $30,000 to $12,000.

On June 26, 2012, the Original License Agreement was amended pursuant to which the license was converted from a non-exclusive license to an exclusive license, subject to VeriTeQ meeting certain minimum royalty requirements as follows: 2013 - $400,000; 2014 - $800,000; and 2015 and thereafter - $1,600,000.

On August 28, 2012, the Company entered into an Asset Purchase Agreement (“APA”) with VeriTeQ (the “VeriTeQ Asset Purchase Agreement”), whereby VeriTeQ purchased all of the intellectual property, including patents and patents pending, related to the Company’s embedded biosensor portfolio of intellectual property. There were no proceeds received in connection with this sale and the intellectual property had a book value of nil. Under the VeriTeQ APA, the Company is to receive royalties in the amount of ten percent (10%) on all gross revenues arising out of or relating to VeriTeQ’s sale of products, whether by license or otherwise, specifically relating to the embedded biosensor intellectual property, to be calculated quarterly with royalty payments due within 30 days of each quarter end. In 2012, there are no minimum royalty requirements. Minimum royalty requirements thereafter, and through the remaining life of any of the patents and patents pending, are identical to the minimum royalties due under the Original License Agreement, as amended.

Simultaneously with the VeriTeQ APA, the Company entered into a license agreement with VeriTeQ granting the Company an exclusive, perpetual, transferable, worldwide and royalty-free license to the Patent and patents pending that are a component of the GlucoChip in the fields of blood glucose monitoring and diabetes management. In connection with the VeriTeQ APA, the Original License Agreement, as amended June 26, 2012, was terminated. Also on August 28, 2012, the VeriTeQ Security Agreement was amended, pursuant to which the assets sold by the Company to VeriTeQ under the VeriTeQ APA and the related royalty payments were added as collateral under the VeriTeQ Security Agreement.

On August 28, 2012, the SSA was further amended to align with the level of services being provided, pursuant to which, effective September 1, 2012, the monthly charge for the shared services under the SSA was reduced from $12,000 to $5,000.  As of December 31, 2012 and September 30, 2013, VeriTeQ owed the Company $138,000 and $ 211,000, respectively, for shared services and working capital advances, for which no revenue has been recorded.

On July 8, 2013, the Company entered into a letter agreement with VeriTeQ which amended certain terms of the SSA, the APA, and the Note dated January 11, 2012. The letter agreement effectively terminates the SSA, including a payment of $63,000 toward the current outstanding balance for past shared services. The $63,000 was recorded as income, as an offset to the selling, general and administration expense line in the quarter ended September 30, 2013. The letter agreement also eliminates minimum royalties payable to PositiveID under the APA, with remedies for the Company to recover ownership or license of the underlying patents if VeriTeQ fails to meet certain sales levels. Further, the letter agreement amended the Note, which had a balance of $228,000, to include a conversion feature under which the Note may be repaid, at VeriTeQ’s option, in equity in lieu of cash. Also, on July 8, 2013, the Company’s 6,285,779 shares of common stock in VeriTeQ Acquisition Corporation was converted into 59,976.6 shares of Digital Angel Series C Preferred Stock which were converted into (as a result of VeriTeQ Acquisition Corporation’s merger with Digital Angel Corporation) 1,199,532 shares of VeriTeQ common stock on October 22, 2013

On October 22, 2013 VeriTeQ converted $25,000 of the Note by issuing 500,000 (16,666 giving effect to the reverse split of VeriTeQ Corporation common stock) shares of VeriTeQ Corporation common stock. The Company subsequently sold those shares, in a private transaction for $31,500.

On November 13, 2013 the Company entered into a securities purchase agreement with Hudson Bay Master Fund Ltd. and seven other accredited purchaser, (“Purchasers”) whereby the Company sold its remaining common stock (871,754 shares of VeriTeQ Corporation common stock) and the remaining convertible promissory note (convertible into 135,793 shares of VeriTeQ Corporation common stock) for a purchase price of $750,000. On that same day Purchasers and VeriTeQ Corporation entered into a financing transaction to fund the operations of VeriTeQ. On November 8, 2013, the Company and VeriTeQ entered into a letter agreement which finalized several administrative elements of prior agreements and defined the final repayment schedule of outstanding balances under the Shared Services Agreement. At the point of time that VeriTeQ raises gross proceeds in excess of $3 million (exclusive of the current financing with Purchasers), VeriTeQ will repay the outstanding balance of $211,497 to the Company over a 90 day period. Additionally, the Company will receive stock warrant to purchase 300,000 shares of VeriTeQ Corporation common stock at a strike price of $2.84). The warrant has a life of five years and contains customary pricing reset provisions.

License of iglucose

In February 15, 2013, the Company entered into an agreement the (“SGMC Agreement”) with SGMC, Easy Check, Easy-Check Medical Diagnostic Technologies Ltd., an Israeli company, and Benjamin Atkin, an individual (“Atkin”), pursuant to which the Company licensed its iglucose™ technology to SGMC for up to $2 million based on potential future revenues of glucose test strips sold by SGMC.  These revenues will range between $0.0025 and $0.005 per strip. A person with diabetes who tests three times per day will use over 1,000 strips per year.

Pursuant to the SGMC Agreement, the Company granted SGMC an exclusive right and license to the intellectual property rights in the iglucose patent applications; a non-exclusive right and license to use and make a “white label” version of the iglucose websites; a non-exclusive right and license to use all documents relating to the iglucose 510(k) application to the Food and Drug Administration of the United States Government; and an exclusive right and license to the iglucose trademark. The Company has also agreed to transfer to SGMC all right, title, and interest in the www.iglucose.com and www.iglucose.net domain names.

In consideration for the rights and licenses discussed above, and the transfer of the domain names, SGMC shall pay to the Company the amount set forth below for each glucose test strip sold by SGMC and any sublicensees of SGMC for which results are posted by SGMC via its communications servers (the “Consideration”):

(i)	$0.0025 per strip sold until SGMC has paid aggregate Consideration of $1,000,000; and

(ii)

$0.005 per strip sold thereafter until SGMC has paid aggregate Consideration of $2,000,000; provided, however, that the aggregate Consideration payable by SGMC pursuant to the SGMC Agreement shall in no event exceed $2,000,000.

4.   Acquisitions

Microfluidic Acquisition

On May 23, 2011, the Company acquired all of the outstanding capital stock of MFS in a transaction accounted for using the purchase method of accounting (the “Acquisition”). Since MFS's inception, its key personnel have had an important role in developing technologies to automate the process of biological pathogen detection. MFS’s substantial portfolio of intellectual property related to sample preparation and rapid medical testing applications is complementary to the Company’s portfolio of virus detection and diabetes management products in development.

As consideration for the consummation of the Acquisition, the Company paid $250,000 to fund certain accounts payable of MFS (of which approximately $24,000 was paid to selling shareholders) and issued 2,375,000 shares of common stock of the Company (the “Stock Consideration”). Additionally, the Company issued a total of 971,429 shares of common stock in 2011 to its advisors for brokerage services rendered in conjunction with the Acquisition. The Company incurred a nonrecurring charge of approximately $550,000 related to the direct costs of the Acquisition, consisting of the $365,000 value of the shares of common stock issued to its advisors and $185,000 of cash costs, which is recorded in operating expenses in the accompanying consolidated statements of operations for the year ended December 31, 2011.

In connection with the Acquisition, the Company is also required to make certain earn-out payments, up to a maximum of $7,000,000, payable in shares of the Company’s common stock, upon certain conditions over the next three years (the “Earn-Out Payment”). The earn-out for 2012 and 2011 were based upon the value of contracts obtained by MFS through December 31, 2012 and 2011, subject to a maximum Earn-Out Payment of $3,000,000. MFS did not obtain any contracts as of December 31, 2012 and 2011 and thus no Earn-Out Payment was required for 2012 and 2011. The earn-out for years 2013-2014 is based on MFS achieving certain earnings targets for the respective year, subject to a maximum Earn-Out Payment of $2,000,000 per year and an overall cumulative remaining maximum Earn-Out Payment of $4,000,000. However, the Company is prohibited from making any Earn-Out Payment until stockholder approval is obtained, if the aggregate number of shares to be issued exceeds 19.99% of the Company’s common stock outstanding immediately prior to the closing. In the event the Company is unable to obtain any required stockholder approval, the Company is obligated to pay the applicable Earn-Out Payment in cash to the sellers. In addition, the Company may pay any applicable Earn-Out Payment in cash at its option.

The estimated purchase price of the Acquisition totaled approximately $1,653,000, comprised of (i) $24,000 in cash, (ii) Stock Consideration of $879,000 based on a stock price of $0.37 per share, and (iii) contingent consideration of approximately $750,000. The fair value of the contingent consideration was estimated based upon the present value of the probability-weighted expected future payouts under the earn-out arrangement. On October 31, 2011, the Company entered into an agreement with two of the selling MFS shareholders pursuant to which the two individuals waived their right to any earn-out compensation for 2011 in settlement of the closing working capital adjustment provisions of the purchase agreement. The two individuals represented approximately 68% of the selling shareholder interests, and thus any earn-out for 2011 was to be reduced by such percentage. No earn-out was achieved for 2012 and 2011, the fair value of the contingent consideration was reassessed to approximately $645,000 and $538,000 as of December 31, 2012 and 2011, respectively, with a corresponding debit of $107,000 and credit of $212,000 to selling, general and administrative expense in the Company’s consolidated statements of operations for the years ended December 31, 2012 and 2011, respectively.

Under the purchase method of accounting, the estimated purchase price of the Acquisition was allocated to MFS’s net tangible and identifiable intangible assets and liabilities assumed based on their estimated fair values as of the date of the completion of the Acquisition, as follows (in thousands):

Assets acquired:
Net tangible assets	$125
Customer contracts and relationships	230
Patents	1,223
Non-compete agreement	169
Goodwill	510
2,257
Liabilities assumed:
Current liabilities	(604)
Total estimated purchase price	$1,653

The estimated fair values of certain assets and liabilities were determined by management based upon a third-party valuation. No portion of the intangible assets, including goodwill, is expected to be deductible for tax purposes.

The results of operations of MFS are included in the Company’s consolidated statements of operations from the date of the acquisition of May 23, 2011, including $0 of revenue and approximately $888,000 of loss for year ended December 31, 2011. The following supplemental pro forma information of the Company assumes that the Acquisition had occurred as of January 1, 2011 (in thousands except per share data):

Year Ended December 31,
2011
(unaudited)
Revenue	$235
Net loss attributed to common shareholders	(17,088)
Loss per common share – basic and diluted	$(0.44)

The pro forma financial information is not necessarily indicative of the results that would have occurred if the Acquisition had occurred on the dates indicated or that may result in the future. The pro forma revenue reflected primarily relates to revenue reported by MFS, substantially all of which was generated under two contracts with an agency of the U.S. Government. The two contracts were completed by March 31, 2011 and as of December 31, 2012 and 2011, MicroFluidic had no active revenue-generating contracts.

Easy Check Asset Purchase

In February 2010, the Company purchased the assets of Easy-Check Medical Diagnostic Technologies Ltd., which was comprised of the intellectual property related to a breath glucose measurement device and the iglucose wireless communication system. The Company issued 300,000 shares of common stock in connection with the purchase with a fair value of $351,000 based on a stock price of $1.17 per share. The entire purchase price was expensed as in-process research and development as the development of these projects had not yet reached technological feasibility and had no alternative future uses. The Company did not purchase any tangible assets from Easy Check.

In February 2011, the Company amended the purchase agreement and paid the seller of the assets an additional 200,000 shares of its common stock valued at $114,000, based on a stock price of $0.57 per share. The agreement lowered the potential royalty on future income from these products from 25% to 10%. The additional consideration was expensed as in-process research and development as the related projects had not yet reached technological feasibility at the time of the amendment.